Fixed assets, Net (Tables)	12 Months Ended
Mar. 31, 2023
Fixed assets, Net [Abstract]
Schedule of fixed assets
	As of March 31,
	2023	2022

Investment properties	$413,890	$413,890
Computer and electronic equipment	50,911	53,626
Software	85,602	3,056
Furniture and fixtures	-	4,929
Less: accumulated depreciation	(68,273)	(54,216)
	$482,130	$421,285